Related-party Information (Schedule of Transactions with Directors and Officers) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Short-term benefits	$ 1,837	$ 1,839
Share-based payments	351	511
Key management personnel compensation	$ 2,188	$ 2,350